Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Note 14 - Other Long-Term Liabilities

	December 31,
	2013	2012
	U.S. Dollars
Liability for contingent consideration in respect of
business combinations (1)	1,762	4,968
Liability to OCS, mainly in respect of business combinations (2)	3,996	5,281

	5,758	10,249

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs. See Note 1B for the effect of the Company's decision regarding SELA's future operations.

(2)	Liability to OCS is in respect of the acquisitions of Printar, SELA and new grants received in 2010 and 2009. See Note 1B for the effect of the Company's decision regarding SELA's future operations.

The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2013 were 10% and 21%, respectively. (As of December 31, 2012, 16% and 20%, for Printar and SELA, respectively).

See Note 11 for current maturities of liability for contingent consideration and liability to OCS.